SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Feb. 25, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash		$ 1,128,603
Cash equivalents		0
Unrecognized tax benefits		0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0	0
Stock dividend (in shares)	718,750
Cash subject to federal depository insurance		$ 250,000	$ 250,000
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding		28,208,093	0
Class B Common Stock
Shares subject to forfeiture			1,031,250
Stock dividend (in shares)	0.1